UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4254

Smith Barney Income Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: July 31

Date of reporting period: October 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY HIGH INCOME FUND

FORM N-Q

OCTOBER 31, 2005

SMITH BARNEY HIGH INCOME FUND

Schedule of Investments (unaudited)	October 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
CORPORATE BONDS & NOTES - 91.4%
Advertising - 0.2%
$1,400,000	CCC	Vertis Inc., Senior Secured Notes, 9.750% due 4/1/09	$1,428,000

Aerospace/Defense - 0.2%
1,550,000	BB-	Sequa Corp., Senior Notes, 9.000% due 8/1/09	1,615,875

Airlines - 0.6%
		Continental Airlines Inc., Pass-Through Certificates:
904,767	B+	Series 2000-2, Class C, 8.312% due 4/2/11	777,207
5,080,000	B	Series 2001-2, Class D, 7.568% due 12/1/06	4,432,873

		Total Airlines	5,210,080

Apparel - 0.7%
		Levi Strauss & Co., Senior Notes:
1,300,000	B-	8.804% due 4/1/12 (a)	1,296,750
1,320,000	B-	12.250% due 12/15/12	1,455,300
2,875,000	B-	9.750% due 1/15/15	2,918,125

		Total Apparel	5,670,175

Auto Manufacturers - 3.1%
		Ford Motor Co.:
		Debentures:
2,425,000	BB+	6.625% due 10/1/28	1,673,250
1,250,000	BB+	8.900% due 1/15/32	1,028,125
17,395,000	BB+	Notes, 7.450% due 7/16/31	12,872,300
		General Motors Corp.:
		Senior Debentures:
1,500,000	BB	8.250% due 7/15/23	1,113,750
9,100,000	BB	8.375% due 7/15/33	6,790,875
1,650,000	BB	Senior Notes, 7.125% due 7/15/13	1,311,750

		Total Auto Manufacturers	24,790,050

Auto Parts & Equipment - 1.4%
1,535,000	B	Arvin Capital I, Capital Securities, 9.500% due 2/1/27	1,535,000
4,130,000	BB	Dana Corp., Notes, 6.500% due 3/1/09	3,520,825
1,225,000	B-	Rexnord Corp., Senior Subordinated Notes, 10.125% due 12/15/12	1,347,500
2,000,000	B-	Tenneco Automotive Inc., Senior Secured Notes, Series B, 10.250% due 7/15/13	2,170,000
2,588,000	BB-	TRW Automotive Inc., Senior Subordinated Notes, 9.375% due 2/15/13	2,795,040

		Total Auto Parts & Equipment	11,368,365

Building Materials - 1.6%
		Associated Materials Inc.:
9,000,000	CCC+	Senior Discount Notes, step bond to yield 11.240% due 3/1/14	4,275,000
940,000	CCC+	Senior Subordinated Notes, 9.750% due 4/15/12	878,900
4,150,000	B-	Goodman Global Holding Co. Inc., Senior Notes, 6.410% due 6/15/12 (a)(b)	4,087,750
3,375,000	CCC+	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	3,240,000

		Total Building Materials	12,481,650

Chemicals - 6.2%
2,225,000	B-	Borden U.S. Finance Corp./Nova Scotia Finance ULC, Second Priority Senior Secured Notes, 9.000% due 7/15/14 (b)	2,199,969
2,500,000	B-	Compass Minerals Group Inc., Senior Subordinated Notes, 10.000% due 8/15/11	2,706,250
5,825,000	BB-	Equistar Chemicals LP/Equistar Funding Corp., Senior Notes, 10.625% due 5/1/11	6,378,375
2,725,000	B	Huntsman Advanced Materials LLC, Senior Secured Notes, 11.000% due 7/15/10	3,038,375
1,865,000	B	Huntsman International LLC, Senior Notes, 9.875% due 3/1/09	1,967,575

See Notes to Schedule of Investments.

SMITH BARNEY HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Chemicals - 6.2% (continued)
$3,660,000	BB-	ISP Chemco Inc., Senior Subordinated Notes, Series B, 10.250% due 7/1/11	$3,911,625
3,780,000	B+	ISP Holdings Inc., Senior Secured Notes, Series B, 10.625% due 12/15/09	3,987,900
5,690,000	BB-	Lyondell Chemical Co., Senior Secured Notes, 11.125% due 7/15/12	6,372,800
1,490,000	BBB-	Methanex Corp., Senior Notes, 8.750% due 8/15/12	1,659,487
1,395,000	B-	OM Group Inc., 9.250% due 12/15/11	1,349,662
4,525,000	B-	Resolution Performance Products Inc., Senior Subordinated Notes, 13.500% due 11/15/10	4,790,844
775,000	B-	Resolution Performance Products Inc./RPP Capital Corp., Secured Notes, 9.500% due 4/15/10	786,625
		Rhodia SA:
		Senior Notes:
425,000	CCC+	7.625% due 6/1/10	413,313
850,000	CCC+	10.250% due 6/1/10	909,500
6,550,000	CCC+	Senior Subordinated Notes, 8.875% due 6/1/11	6,222,500
2,275,000	BB-	Westlake Chemical Corp., Senior Notes, 8.750% due 7/15/11	2,445,625

		Total Chemicals	49,140,425

Coal - 0.0%
50,000	BB	Luscar Coal Ltd., Senior Notes, 9.750% due 10/15/11	54,125

Commercial Services - 2.2%
2,900,000	B-	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	2,782,051
3,100,000	CCC+	Brand Services Inc., Senior Notes, 12.000% due 10/15/12	3,301,500
		Cenveo Corp.:
3,180,000	B+	Senior Notes, 9.625% due 3/15/12	3,370,800
725,000	B-	Senior Subordinated Notes, 7.875% due 12/1/13	674,250
900,000	B	Iron Mountain Inc., Senior Subordinated Notes, 8.625% due 4/1/13	942,750
3,525,000	B+	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (b)	3,965,625
2,605,000	BB	Service Corp. International, Debentures, 7.875% due 2/1/13	2,754,788

		Total Commercial Services	17,791,764

Computers - 0.2%
1,450,000	B-	SunGard Data Systems Inc., Senior Notes, 9.125% due 8/15/13 (b)	1,479,000

Diversified Financial Services - 4.2%
2,465,000	CCC+	Alamosa Delaware Inc., Senior Discount Notes, step bond to yield 10.396% due 7/31/09	2,711,500
3,721,000	B-	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	4,111,705
935,000	BB-	Case Credit Corp., Notes, 6.750% due 10/21/07	939,675
		Ford Motor Credit Co.:
475,000	BB+	Notes, 7.875% due 6/15/10	457,656
4,300,000	BB+	Senior Notes, 7.250% due 10/25/11	4,012,261
		General Motors Acceptance Corp.:
12,125,000	BB	Bonds, 8.000% due 11/1/31	12,551,909
		Notes:
775,000	BB	7.250% due 3/2/11	763,119
2,525,000	BB	6.875% due 8/28/12	2,435,582
1,600,000	BB	6.750% due 12/1/14	1,532,515
4,400,000	B-	Sensus Metering Systems Inc., Senior Subordinated Notes, 8.625% due 12/15/13	4,026,000

		Total Diversified Financial Services	33,541,922

Electric - 6.7%
		AES Corp., Senior Notes:
8,610,000	B-	9.500% due 6/1/09	9,298,800

See Notes to Schedule of Investments.

SMITH BARNEY HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Electric - 6.7% (continued)
$275,000	B-	7.750% due 3/1/14	$286,688
1,070,000	BB+	Avista Corp., Senior Notes, 9.750% due 6/1/08	1,178,920
		Calpine Corp.:
9,730,000	B-	Second Priority Senior Secured Notes, 8.500% due 7/15/10 (b)	6,859,650
2,925,000	B-	Senior Secured Notes, 8.750% due 7/15/13 (b)	2,040,187
		Edison Mission Energy, Senior Notes:
1,360,000	B+	10.000% due 8/15/08	1,499,400
1,775,000	B+	7.730% due 6/15/09	1,850,437
7,330,000	B+	9.875% due 4/15/11	8,576,100
7,563,000	B	NRG Energy Inc., Second Priority Senior Secured Notes, 8.000% due 12/15/13	8,281,485
5,415,000	B	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	6,389,700
		Reliant Energy Inc., Secured Notes:
4,040,000	B+	9.250% due 7/15/10	4,262,200
2,400,000	B+	9.500% due 7/15/13	2,568,000

		Total Electric	53,091,567

Electronics - 1.0%
		Muzak LLC/Muzak Finance Corp.:
2,825,000	CCC-	Senior Notes, 10.000% due 2/15/09	2,429,500
3,050,000	CCC-	Senior Subordinated Notes, 9.875% due 3/15/09	1,509,750
4,335,000	BBB-	Thomas & Betts Corp., Medium-Term Notes, 6.625% due 5/7/08	4,456,688

		Total Electronics	8,395,938

Entertainment - 1.8%
2,081,000	CCC+	AMC Entertainment Inc., Senior Subordinated Notes, 9.500% due 2/1/11	1,982,152
6,800,000	B-	Cinemark Inc., Senior Discount Notes, step bond to yield 9.723% due 3/15/14	4,845,000
1,325,000	CCC+	LCE Corp., 9.000% due 8/1/14	1,281,938
2,475,000	NR	Nortek Bank Debt, Senior Subordinated Notes, 6.020% due 9/1/14	2,504,081
		Six Flags Inc., Senior Notes:
203,000	CCC	8.875% due 2/1/10	202,493
600,000	CCC	9.750% due 4/15/13	600,000
3,000,000	CCC	9.625% due 6/1/14	2,985,000

		Total Entertainment	14,400,664

Environmental Control - 1.4%
4,075,000	B	Aleris International Inc., Senior Secured Notes, 10.375% due 10/15/10	4,472,313
		Allied Waste North America Inc., Senior Notes, Series B:
5,610,000	BB-	8.500% due 12/1/08	5,862,450
500,000	BB-	9.250% due 9/1/12	541,425

		Total Environmental Control	10,876,188

Food - 1.3%
1,025,000	BB	Ahold Finance USA Inc., Notes, 8.250% due 7/15/10	1,107,000
2,000,000	B	Del Monte Corp., Senior Subordinated Notes, 8.625% due 12/15/12	2,140,000
		Doane Pet Care Co.:
1,775,000	CCC+	Senior Notes, 10.750% due 3/1/10	1,921,437
370,000	CCC+	Senior Subordinated Notes, 9.750% due 5/15/07	370,463
4,925,000	B-	Pinnacle Foods Holding Corp., Senior Subordinated Notes, 8.250% due 12/1/13	4,580,250

		Total Food	10,119,150

Forest Products & Paper - 2.4%
4,900,000	BB-	Abitibi-Consolidated Inc., Debentures, 8.850% due 8/1/30	4,116,000
		Appleton Papers Inc.:
1,500,000	BB-	Senior Notes, 8.125% due 6/15/11	1,436,250
3,000,000	B+	Senior Subordinated Notes, Series B, 9.750% due 6/15/14	2,835,000

See Notes to Schedule of Investments.

SMITH BARNEY HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Forest Products & Paper - 2.4% (continued)
$3,075,000	B-	Blue Ridge Paper Products Inc., Secured Notes, 9.500% due 12/15/08	$2,844,375
6,685,000	B	Buckeye Technologies Inc., Senior Subordinated Notes, 8.000% due 10/15/10	6,350,750
1,675,000	BB-	Catalyst Paper Corp., Senior Notes, Series D, 8.625% due 6/15/11	1,624,750

		Total Forest Products & Paper	19,207,125

Health Care-Services - 2.9%
5,625,000	B-	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	5,878,125
1,530,000	B	Extendicare Health Services Inc., Senior Notes, 9.500% due 7/1/10	1,637,100
6,275,000	B-	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	6,463,250
3,100,000	CCC+	InSight Health Services Corp., Senior Subordinated Notes, Series B, 9.875% due 11/1/11	2,348,250
600,000	B-	Psychiatric Solutions Inc., Senior Subordinated Notes, 10.625% due 6/15/13	684,000
		Tenet Healthcare Corp., Senior Notes:
6,800,000	B	7.375% due 2/1/13	6,069,000
400,000	B	9.875% due 7/1/14	389,000

		Total Health Care-Services	23,468,725

Home Builders - 1.3%
		D.R. Horton Inc.:
2,190,000	BB+	Senior Notes, 8.000% due 2/1/09	2,340,685
1,905,000	BB-	Senior Subordinated Notes, 9.375% due 3/15/11	2,021,119
3,625,000	BB-	Schuler Homes Inc., Senior Subordinated Notes, 10.500% due 7/15/11	3,933,125
1,880,000	B+	Standard Pacific Corp., Senior Subordinated Notes, 9.250% due 4/15/12	1,945,800

		Total Home Builders	10,240,729

Home Furnishings - 0.5%
4,175,000	B-	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	4,258,500

Household Durables - 0.3%
3,595,000	CC	Home Interiors & Gifts Inc., Senior Subordinated Notes, 10.125% due 6/1/08	2,282,825

Insurance - 0.5%
3,690,000	BB	Markel Capital Trust I, Capital Securities, Series B, 8.710% due 1/1/46	3,937,193

Leisure Time - 0.1%
750,000	CCC-	Icon Health & Fitness Inc., Senior Subordinated Notes, 11.250% due 4/1/12	603,750

Machinery - 0.2%
1,255,000	B-	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.375% due 11/1/14 (b)	1,292,650

Machinery-Construction & Mining - 0.5%
		Terex Corp., Senior Subordinated Notes:
1,075,000	B	9.250% due 7/15/11	1,152,938
2,375,000	B	Series B, 10.375% due 4/1/11	2,547,187

		Total Machinery-Construction & Mining	3,700,125

Machinery-Diversified - 0.2%
1,535,000	B+	NMHG Holding Co., Senior Notes, 10.000% due 5/15/09	1,646,288

Media - 10.4%
5,409,222	B-	CanWest Media Inc., Senior Subordinated Notes, 8.000% due 9/15/12	5,693,206
		CCH I Holdings LLC:
		Senior Accreting Notes:
2,875,000	CCC-	Step bond to yield 17.230% due 1/15/14 (b)	2,185,000
5,060,000	CCC-	Step bond to yield 16.290% due 5/15/14 (b)	3,238,400
13,121,000	CCC-	Senior Secured Notes, 11.000% due 10/1/15 (b)	11,940,110
		CSC Holdings Inc.:
4,775,000	BB-	Senior Debentures, 7.625% due 7/15/18	4,584,000

See Notes to Schedule of Investments.

SMITH BARNEY HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Media - 10.4% (continued)
		Senior Notes, Series B:
$2,525,000	BB-	8.125% due 7/15/09	$2,594,437
1,505,000	BB-	7.625% due 4/1/11	1,516,288
5,830,000	B+	Senior Subordinated Debentures, 10.500% due 5/15/16	6,281,825
1,365,000	B	Dex Media East LLC/Dex Media East Finance Co., Senior Notes, Series B, 12.125% due 11/15/12	1,600,463
5,075,000	B	Dex Media Inc., Discount Notes, step bond to yield 8.867% due 11/15/13	3,958,500
3,174,000	B	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13	3,515,205
3,234,000	BB-	DirecTV Holdings LLC/DirecTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	3,516,975
4,176,000	BB-	EchoStar DBS Corp., Senior Notes, 9.125% due 1/15/09	4,395,240
5,200,000	BBB+	Historic TW Inc., Senior Notes, 6.625% due 5/15/29	5,271,344
5,325,000	B-	Houghton Mifflin Co., Senior Discount Notes, step bond to yield 11.641% due 10/15/13	3,887,250
5,579,000	CCC+	Insight Communications Co. Inc., Senior Discount Notes, step bond to yield 13.689% due 2/15/11	5,760,317
3,000,000	B	Mediacom Broadband LLC, Senior Notes, 11.000% due 7/15/13	3,225,000
5,000,000	B	Mediacom LLC/Mediacom Capital Corp., Senior Notes, 9.500% due 1/15/13	4,912,500
775,000	CCC+	NextMedia Operating Inc., Senior Subordinated Notes, 10.750% due 7/1/11	845,719
2,440,000	B	Radio One Inc., Senior Subordinated Notes, Series B, 8.875% due 7/1/11	2,589,450
1,219,000	B+	Yell Finance BV, Senior Discount Notes, step bond to yield 12.263% due 8/1/11	1,249,475

		Total Media	82,760,704

Metal Fabricate-Hardware - 1.2%
3,525,000	B-	Mueller Group Inc., Senior Subordinated Notes, 10.000% due 5/1/12	3,718,875
3,000,000	B-	Mueller Holdings Inc., Discount Notes, step bond to yield 14.914% due 4/15/14	2,205,000
3,790,000	CCC+	Wolverine Tube Inc., Senior Notes, 10.500% due 4/1/09	3,505,750

		Total Metal Fabricate-Hardware	9,429,625

Mining - 0.4%
2,965,000	BBB	Phelps Dodge Corp., Senior Notes, 8.750% due 6/1/11	3,422,544

Miscellaneous Manufacturing - 1.0%
2,625,000	NR	Aqua-Chem Inc., Senior Subordinated Notes, 11.250% due 7/1/08 (c)	2,231,250
2,675,000	B	Blount Inc., Senior Subordinated Notes, 8.875% due 8/1/12	2,828,813
2,750,000	B-	Invensys PLC, Senior Notes, 9.875% due 3/15/11 (b)	2,653,750

		Total Miscellaneous Manufacturing	7,713,813

Office Furnishings - 0.6%
4,500,000	B-	Interface Inc., Senior Notes, 10.375% due 2/1/10	4,871,250

Oil & Gas - 3.0%
4,450,000	BB	Chesapeake Energy Corp., Senior Notes, 6.250% due 1/15/18	4,338,750
2,327,000	B+	Cimarex Energy Co., 9.600% due 3/15/12	2,524,795
1,851,000	Aa3(d)	Pennzoil-Quaker State Co., Senior Notes, 10.000% due 11/1/08	1,943,591
3,830,000	B+	Plains Exploration & Production Co., Senior Subordinated Notes, Series B, 8.750% due 7/1/12	4,107,675
1,155,000	B+	Pogo Producing Co., Senior Subordinated Notes, Series B, 8.250% due 4/15/11	1,215,637
5,330,000	B	Swift Energy Co., Senior Subordinated Notes, 9.375% due 5/1/12	5,729,750
		Vintage Petroleum Inc.:
2,680,000	BB-	Senior Notes, 8.250% due 5/1/12	2,901,100
900,000	B	Senior Subordinated Notes, 7.875% due 5/15/11	947,250

		Total Oil & Gas	23,708,548

See Notes to Schedule of Investments.

SMITH BARNEY HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Oil & Gas Services - 0.8%
		Hanover Compressor Co., Senior Notes:
$2,250,000	B	8.625% due 12/15/10	$2,396,250
3,325,000	B	9.000% due 6/1/14	3,649,188
170,000	BB-	SESI LLC, Senior Notes, 8.875% due 5/15/11	178,925

		Total Oil & Gas Services	6,224,363

Packaging & Containers - 4.6%
4,210,000	D	Anchor Glass Container Corp., Senior Secured Notes, 11.000% due 2/15/13 (e)	2,694,400
5,150,000	B-	Berry Plastics Corp., Senior Subordinated Notes, 10.750% due 7/15/12	5,330,250
1,650,000	B-	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	1,489,125
4,975,000	B-	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12	4,800,875
7,550,000	BB-	Owens-Brockway Glass Container Inc., Senior Secured Notes, 8.875% due 2/15/09	7,927,500
3,950,000	B+	Plastipak Holdings Inc., Senior Notes, 10.750% due 9/1/11	4,345,000
		Pliant Corp.:
670,000	CCC-	Senior Secured Second Lien Notes, 11.125% due 9/1/09	549,400
545,000	CCC-	Senior Subordinated Notes, 13.000% due 6/1/10	81,750
1,775,000	CCC-	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10	1,393,375
1,000,000	B	Smurfit-Stone Container Enterprises Inc., Senior Notes, 9.750% due 2/1/11	1,005,000
4,125,000	B	Stone Container Finance Co. of Canada II, Senior Notes, 7.375% due 7/15/14	3,681,562
		Tekni-Plex Inc.:
3,000,000	C	Senior Secured Notes, 8.750% due 11/15/13 (b)	2,565,000
2,585,000	C	Senior Subordinated Notes, Series B, 12.750% due 6/15/10	1,163,250

		Total Packaging & Containers	37,026,487

Pipelines - 6.0%
		Dynegy Holdings Inc.:
		Debentures:
7,750,000	CCC+	7.125% due 5/15/18	6,858,750
1,650,000	CCC+	7.625% due 10/15/26	1,460,250
7,000,000	B-	Second Priority Senior Secured Notes, 10.099% due 7/15/08 (a)(b)	7,437,500
		El Paso Corp., Medium-Term Notes:
4,875,000	B-	7.800% due 8/1/31	4,862,813
11,125,000	B-	7.750% due 1/15/32	11,097,187
		Williams Cos. Inc.:
		Notes:
11,250,000	B+	7.875% due 9/1/21	12,192,187
1,525,000	B+	8.750% due 3/15/32	1,767,094
2,250,000	B+	Senior Notes, 7.625% due 7/15/19	2,396,250

		Total Pipelines	48,072,031

REITs - 2.2%
		Host Marriott LP, Senior Notes:
4,125,000	B+	7.125% due 11/1/13	4,202,344
6,395,000	B+	Series I, 9.500% due 1/15/07	6,706,756
6,000,000	CCC+	MeriStar Hospitality Corp., Senior Notes, 9.125% due 1/15/11	6,427,500

		Total REITs	17,336,600

Resorts/Casinos - 3.5%
5,025,000	B+	Ameristar Casinos Inc., Senior Subordinated Notes, 10.750% due 2/15/09	5,376,750
2,575,000	BB+	Caesars Entertainment Inc., Senior Subordinated Notes, 8.875% due 9/15/08	2,774,562
2,000,000	B	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	2,150,000

See Notes to Schedule of Investments.

SMITH BARNEY HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Resorts/Casinos - 3.5% (continued)
		MGM MIRAGE Inc.:
$1,500,000	B+	Senior Subordinated Debentures, 7.625% due 7/15/13	$1,548,750
		Senior Subordinated Notes:
1,835,000	B+	9.750% due 6/1/07	1,935,925
4,870,000	B+	8.375% due 2/1/11	5,174,375
3,630,000	B+	Series B, 10.250% due 8/1/07	3,884,100
2,400,000	B+	Station Casinos Inc., Senior Subordinated Notes, 6.875% due 3/1/16	2,430,000
2,625,000	B+	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (b)	2,716,875

		Total Resorts/Casinos	27,991,337

Retail - 3.3%
975,000	B-	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13 (b)	970,125
2,700,000	B-	CSK Auto Inc., Senior Notes, 7.000% due 1/15/14	2,538,000
1,500,000	B	Finlay Fine Jewelry Corp., Senior Notes, 8.375% due 6/1/12	1,282,500
4,678,000	BB+	J.C. Penney Co. Inc., Notes, 9.000% due 8/1/12	5,364,178
2,750,000	B-	Jean Coutu Group Inc., Senior Subordinated Notes, 8.500% due 8/1/14	2,564,375
7,325,000	B-	Rite Aid Corp., Notes, 7.125% due 1/15/07	7,361,625
2,258,000	B+	Saks Inc., Notes, 9.875% due 10/1/11	2,472,510
4,000,000	B	VICORP Restaurants Inc., Senior Notes, 10.500% due 4/15/11	3,720,000

		Total Retail	26,273,313

Savings & Loans - 1.0%
7,890,000	CCC-	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27	8,323,950

Semiconductors - 0.8%
		Amkor Technology Inc.:
2,450,000	B-	Senior Notes, 9.250% due 2/15/08	2,352,000
4,275,000	CCC	Senior Subordinated Notes, 10.500% due 5/1/09	3,676,500

		Total Semiconductors	6,028,500

Telecommunications - 9.9%
2,371,800	CCC	AirGate PCS Inc., Senior Secured Subordinated Notes, 9.375% due 9/1/09	2,490,390
2,040,000	BB-	American Tower Escrow Corp., Discount Notes, zero coupon bond to yield 14.432% due 8/1/08	1,583,550
4,600,000	BB+	AT&T Corp., Senior Notes, 9.050% due 11/15/11 (a)	5,106,000
3,570,000	D	GT Group Telecom Inc., Senior Discount Notes, step bond to yield 16.403% due 2/1/10 (c)(e)(f)	0
2,500,000	B	Insight Midwest LP/Insight Capital Inc., Senior Notes, 10.500% due 11/1/10	2,637,500
2,075,000	B+	Intelsat Bermuda Ltd., Senior Notes, 8.695% due 1/15/12 (a)(b)	2,111,313
8,650,000	B	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	7,439,000
		New Cingular Wireless Services Inc.:
3,075,000	A	Notes, 8.125% due 5/1/12	3,540,884
9,100,000	A	Senior Notes, 7.875% due 3/1/11	10,200,290
4,325,000	B-	Nortel Networks Corp., Notes, 6.875% due 9/1/23	3,979,000
1,825,000	B-	Northern Telecom Capital Corp., Notes, 7.875% due 6/15/26	1,797,625
925,000	B-	NTL Cable PLC, Senior Notes, 8.750% due 4/15/14	973,563
1,360,000	B+	PanAmSat Corp., 9.000% due 8/15/14	1,438,200
5,255,000	BB	Qwest Corp., Notes, 8.875% due 3/15/12	5,793,637
		Qwest Services Corp., Senior Secured Notes:
5,905,000	B	13.500% due 12/15/10	6,775,987
4,362,000	B	14.000% due 12/15/14	5,305,283
		Sprint Capital Corp.:
9,825,000	A-	Notes, 8.750% due 3/15/32	12,746,051
4,625,000	A-	Senior Notes, 6.875% due 11/15/28	4,945,822

		Total Telecommunications	78,864,095

See Notes to Schedule of Investments.

SMITH BARNEY HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Textiles - 0.6%
$975,000	B-	Collins & Aikman Floor Covering Inc., Senior Subordinated Notes, Series B, 9.750% due 2/15/10	$916,500
7,450,000	B-	Simmons Co., Senior Discount Notes, step bond to yield 10.002% due 12/15/14 (b)	3,687,750

		Total Textiles	4,604,250

Transportation - 0.4%
2,850,000	B+	General Maritime Corp., Senior Notes, 10.000% due 3/15/13	3,149,249

		TOTAL CORPORATE BONDS & NOTES (Cost - $705,378,299)	727,893,507

ASSET-BACKED SECURITIES - 0.1%
Credit Card - 0.1%
317,496	B	First Consumers Master Trust, Series 2001-A, Class A, 4.280% due 9/15/08 (a)	315,694

Diversified Financial Services - 0.0%
8,721,391	D	Airplanes Pass-Through Trust, Series D, 10.875% due 3/15/12 (c)(e)(f)	0

		TOTAL ASSET-BACKED SECURITIES (Cost - $10,076,012)	315,694

LOAN PARTICIPATION - 1.5%
United States - 1.5%
12,000,000	NR	UPC Broadband Inc. Term Loan, Tranche H2, 6.554% due 3/15/12 (Cost - $12,000,000)	12,116,874

SHARES
COMMON STOCKS - 0.7%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
185,784		Aurora Foods Inc. (c)(f)*	0

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
11,918		Outsourcing Solutions Inc. (f)*	50,653

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
7,572		Northrop Grumman Corp.	406,238

INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
2,903		Freescale Semiconductor Inc., Class B Shares*	69,324

MATERIALS - 0.1%
Chemicals - 0.1%
53,679		Applied Extrusion Technologies Inc., Class A Shares*	456,271

TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.0%
7,716		McLeodUSA Inc., Class A Shares*	185
18,375		Weblink Wireless Inc. (c)(f)*	184

		Total Diversified Telecommunication Services	369

Wireless Telecommunication Services - 0.5%
306,297		Alamosa Holdings Inc.*	4,533,196

		TOTAL TELECOMMUNICATION SERVICES	4,533,565

		TOTAL COMMON STOCKS (Cost - $11,024,908)	5,516,051

See Notes to Schedule of Investments.

SMITH BARNEY HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2005

SHARES	SECURITY	VALUE
CONVERTIBLE PREFERRED STOCKS - 1.4%
TELECOMMUNICATION SERVICES - 1.4%
Wireless Telecommunication Services - 1.4%
8,386	Alamosa Holdings Inc., Cumulative Convertible, Series B, 7.500% due 7/31/13	$9,253,951
42,500	Crown Castle International Corp., 6.250% due 8/15/12	2,188,750

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $3,768,211)	11,442,701

WARRANTS
WARRANTS* - 0.1%
2,040	American Tower Corp., Class A Shares, Expires 8/1/08(b)	688,538
3,650	Cybernet Internet Services International Inc., Expires 7/1/09(b)(c)(f)	0
3,305	GT Group Telecom Inc., Class B Shares, Expires 2/1/10(b)(c)(f)	0
2,440	Horizon PCS Inc., Expires 10/1/10(b)(c)(f)	0
2,735	IWO Holdings Inc., Expires 1/15/11(b)(c)(f)	0
1,835	Jazztel PLC, Expires 7/15/10(f)	0
3,775	Merrill Corp., Class B Shares, Expires 5/1/09(b)(c)(f)	0
2,250	Mueller Holdings Inc., Expires 4/15/14(b)(f)	23
545	Pliant Corp., Expires 6/1/10(b)(c)(f)	5
9,550	RSL Communications Ltd., Class A Shares, Expires 11/15/06(c)(f)	0
10,149	Viasystems Group Inc., Expires 1/31/10(c)(f)	0

	TOTAL WARRANTS (Cost - $1,551,904)	688,566

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $743,799,334)	757,973,393

FACE AMOUNT
SHORT-TERM INVESTMENT - 2.6%
Repurchase Agreement - 2.6%
$21,033,000	Interest in $164,777,000 joint tri-party repurchase agreement dated 10/31/05 with Barclays Capital Inc., 3.930% due 11/1/05, Proceeds at maturity - $21,035,296; (Fully collateralized by various U.S. Treasury Strips, 0.000%, due 2/15/11 to 2/15/19; Market value - $21,664,050) (Cost - $21,033,000)	21,033,000

	TOTAL INVESTMENTS - 97.8% (Cost - $764,832,334#)	779,006,393
	Other Assets in Excess of Liabilities - 2.2%	17,478,499

	TOTAL NET ASSETS - 100.0%	$796,484,892

*	Non-income producing security.

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted.

(a)	Variable rate security. Coupon rate disclosed is that which is in effect at October 31, 2005.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Illiquid security.

(d)	Rating by Moody’s Investors Service.

(e)	Security is currently in default.

(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (see Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 10 and 11 for definitions of ratings.

Abbreviation used in this schedule:
REITs	— Real Estate Investment Trusts

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” are generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C —Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch Ratings.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney High Income Fund (the “Fund”) is a separate diversified investment fund of Smith Barney Income Funds (“Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund will assume the credit risk of both the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(d) Credit and Market Risk. The Fund invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At October 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$65,724,624
Gross unrealized depreciation	(51,550,565)

Net unrealized appreciation	$14,174,059

At October 31, 2005, the Fund held loan participations with a total cost of $12,000,000 and a total market value of $12,116,874.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Income Funds

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	December 30, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	December 30, 2005

By	/s/ ROBERT J. BRAULT
Robert J. Brault
Chief Financial Officer

Date:	December 30, 2005